BlackRock Balanced Capital Fund, Inc.	BlackRock Moderate Prepared Portfolio
BlackRock Basic Value Fund, Inc.	BlackRock Ohio Municipal Bond Portfolio
BlackRock Bond Fund, Inc.	BlackRock Prepared Portfolio 2010
BlackRock Total Return Fund	BlackRock Prepared Portfolio 2015
BlackRock High Income Fund	BlackRock Prepared Portfolio 2020
BlackRock California Municipal Series Trust	BlackRock Prepared Portfolio 2025
BlackRock California Municipal Bond Fund	BlackRock Prepared Portfolio 2030
BlackRock Equity Dividend Fund	BlackRock Prepared Portfolio 2035
BlackRock EuroFund	BlackRock Prepared Portfolio 2040
BlackRock Focus Growth Fund, Inc.	BlackRock Prepared Portfolio 2045
BlackRock Focus Value Fund, Inc.	BlackRock Prepared Portfolio 2050
BlackRock Fundamental Growth Fund, Inc.	BlackRock Strategic Income Opportunities Portfolio
BlackRock Funds SM	BlackRock Total Return Portfolio II
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Allocation Fund, Inc.
BlackRock Asset Allocation Portfolio	BlackRock Global Dynamic Equity Fund
BlackRock Aurora Portfolio	BlackRock Global Emerging Markets Fund, Inc.
BlackRock Capital Appreciation Portfolio	BlackRock Global Financial Services Fund, Inc.
BlackRock Energy & Resources Portfolio	BlackRock Global Growth Fund, Inc.
BlackRock Global Opportunities Portfolio	BlackRock Global SmallCap Fund, Inc.
BlackRock Health Sciences Opportunities Portfolio	BlackRock Healthcare Fund, Inc.
BlackRock Index Equity Portfolio	BlackRock Index Funds, Inc.
BlackRock International Opportunities Portfolio	BlackRock International Index Fund
BlackRock Mid-Cap Growth Equity Portfolio	BlackRock S&P 500 Index Fund
BlackRock Mid-Cap Value Equity Portfolio	BlackRock Small Cap Index Fund
BlackRock Money Market Portfolio	BlackRock International Value Trust
BlackRock Municipal Money Market Portfolio	BlackRock International Value Fund
BlackRock New Jersey Municipal	BlackRock Large Cap Series Funds, Inc.
Money Market Portfolio	BlackRock Large Cap Core Fund
BlackRock North Carolina Municipal	BlackRock Large Cap Core Plus Fund
Money Market Portfolio	BlackRock Large Cap Growth Fund
BlackRock Ohio Municipal Money Market Portfolio	BlackRock Large Cap Value Fund
BlackRock Pennsylvania Municipal	BlackRock Latin America Fund, Inc.
Money Market Portfolio	BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Science & Technology Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Small Cap Core Equity Portfolio	BlackRock Multi-State Municipal Series Trust
BlackRock Small Cap Growth Equity Portfolio	BlackRock New Jersey Municipal Bond Fund
BlackRock Small/Mid-Cap Growth Portfolio	BlackRock New York Municipal Bond Fund
BlackRock U.S. Opportunities Portfolio	BlackRock Pennsylvania Municipal Bond Fund
BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Bond Fund, Inc.
BlackRock Virginia Municipal Money Market Portfolio	BlackRock Municipal Insured Fund
BlackRock Funds II	BlackRock National Municipal Fund
BlackRock Aggressive Growth Prepared Portfolio	BlackRock Short-Term Municipal Fund
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock High Yield Municipal Fund
BlackRock Conservative Prepared Portfolio	BlackRock Municipal Series Trust
BlackRock Emerging Market Debt Portfolio	BlackRock Intermediate Municipal Fund
BlackRock Enhanced Income Portfolio	BlackRock Natural Resources Trust
BlackRock GNMA Portfolio	BlackRock Pacific Fund, Inc.
BlackRock Government Income Portfolio	BlackRock Series, Inc.
BlackRock Growth Prepared Portfolio	BlackRock International Fund
BlackRock High Yield Bond Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Bond Portfolio	BlackRock Short-Term Bond Series, Inc.
BlackRock Income Portfolio	BlackRock Short-Term Bond Fund
BlackRock Income Builder Portfolio	BlackRock Utilities and
BlackRock Inflation Protected Bond Portfolio	Telecommunications Fund, Inc.
BlackRock Intermediate Government Bond Portfolio	BlackRock Value Opportunities Fund, Inc.
BlackRock International Bond Portfolio	BlackRock World Income Fund, Inc.
BlackRock Kentucky Municipal Bond Portfolio	FDP Series, Inc.
BlackRock Long Duration Bond Portfolio	Marsico Growth FDP Fund
BlackRock Low Duration Bond Portfolio	MFS Research International FDP Fund
BlackRock Managed Income Portfolio	Van Kampen Value FDP Fund
BlackRock Multi-Sector Bond Portfolio	Franklin Templeton Total Return FDP Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 24, 2010 to the
Statement of Additional Information of each Fund

Effective June 24, 2010, each Fund’s Statement of Additional Information is amended as set forth below:

The third paragraph under the section entitled “Purchase of Shares—Reduced Initial Sales Charges—Purchase Privileges of Certain Persons—Other” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

If a dealer waives its right to receive a placement fee, the Fund may, at its own discretion, waive the CDSC (as defined below) related to purchases of $1,000,000 ($250,000 for BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., $500,000 for BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and BlackRock Low Duration Bond Portfolio of BlackRock Funds II) or more of Investor A Shares.

Shareholders should retain this Supplement for future reference.

ALLSAI-SUP-0610